Transactions with Related Parties, Convertible Notes (Details) $ in Thousands		12 Months Ended
	Sep. 27, 2017 USD ($)	Dec. 31, 2018 USD ($) Installment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 12, 2015 USD ($)
Convertible Promissory Notes [Abstract]
Principal amount outstanding		$ 198,607	$ 196,450
Accumulated Deficit [Abstract]
Amortization (Note 11)		4,339	2,127	$ 1,163
Additional Paid-in Capital [Abstract]
Additions			10,389	9,400
Jelco [Member] | Convertible Notes [Member]
Applicable Limit [Abstract]
Beginning balance		17,750	4,000
Additions			13,750
Ending balance		17,750	17,750	4,000
Debt Discount [Abstract]
Beginning balance		(14,389)	(4,000)
Additions			(10,389)
Ending balance		(14,389)	(14,389)	(4,000)
Accumulated Deficit [Abstract]
Beginning balance		1,217	425
Amortization (Note 11)		2,384	792
Ending balance		3,601	1,217	425
Debt [Abstract]
Beginning balance		4,578	425
Addition			3,361
Amortization (Note 11)		2,384	792
Ending balance		6,962	4,578	425
Additional Paid-in Capital [Abstract]
Beginning balance		14,189	3,800
Additions			10,389
Ending balance		14,189	$ 14,189	$ 3,800
Jelco [Member] | March 12, 2015 Convertible Note [Member]
Convertible Promissory Notes [Abstract]
Face amount					$ 4,000
Principal amount outstanding		$ 3,800
Balloon payment					$ 3,200
Jelco [Member] | March 12, 2015 Convertible Note [Member] | Next Two Installments [Member]
Convertible Promissory Notes [Abstract]
Number of consecutive payment installments | Installment		2
Installment payment		$ 200
Jelco [Member] | March 12, 2015 Convertible Note [Member] | Final Installment [Member]
Convertible Promissory Notes [Abstract]
Installment payment		200
Jelco [Member] | September 27, 2017 Convertible Note [Member]
Convertible Promissory Notes [Abstract]
Face amount	$ 13,750
Principal amount outstanding		$ 13,750
Balance of convertible note used to make mandatory prepayment	4,750
Debt Discount [Abstract]
Additions	$ (10,389)